Fees Summary	May 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,477,990,000
Previously Paid Amount	0
Total Fee Amount	532,481
Total Offset Amount	0
Net Fee	$ 532,481